Asset Retirement Obligation	12 Months Ended
Apr. 30, 2024
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
10.	Asset Retirement Obligation

These obligations include estimated costs arising from a contractual obligation to a landlord to remove leasehold improvements from the leased property for the Company’s headquarters at the end of the lease term. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The liability is accreted to its present value each period, and the capitalized cost is depleted over the lease term. For the year ended April 30, 2024, in connection with the new lease contract for the new head office (see Note 7), the Company incurred the lease improvement costs for which it will be responsible for the cost of repairs when exiting space at the end of the lease term. The Company determined the new lease term to be 5 years and estimated future asset retirement obligation of ¥82,440 thousand ($523 thousand) on a discounted basis, which is included in the other liabilities in the Balance Sheet as of April 30, 2024. The asset retirement obligation related to the previous lease was fully settled upon termination of the lease contract and is no longer outstanding as of April 30, 2024. The loss recognized related to the settlement of the previous asset retirement obligation was not material.

The following is a description of the changes to its beginning and ending amount of asset retirement obligation for the years ended April 30, 2022, 2023 and 2024:

	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥16,854	¥22,979	¥33,852	$215
Liabilities incurred during the period	5,526	—	82,440	523
Change in estimate	—	10,158	—	—
Accretion expense	599	715	1,864	12
Settlements	—	—	(34,500)	(219)
Ending balance	¥22,979	¥33,852	¥83,656	$531